Income Taxes - Summary of Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current deferred tax assets
Inventory provision	¥ 7,172	$ 1,125	¥ 7,360
Welfare payables	5,807	911	4,308
Accrued expenses and other liabilities	1,329	209	1,354
Allowance for doubtful accounts	17,376	2,727	3,047
Deferred government subsidies	15	2	35
Intangible assets	43	7
Tax losses	151,160	23,720	103,721
Less: valuation allowance	(183,445)	(28,786)	(120,291)
Unrealized loss on long-term investment	69	11
Unrealized profit arising from elimination of inter-company transactions	474	74	466
Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	46	292
Deferred tax liabilities	¥ 292	$ 46	¥ 292